UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  028-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

 /s/   Jon R. Persson     New York, NY/USA     January 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $85,650 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BLACKROCK KELSO CAPITAL CORP   COM              092533108      812    99554 SH       SOLE                        0        0    99554
CANTEL MEDICAL CORP            COM              138098108      584    20896 SH       SOLE                        0        0    20896
CENTRAL FD CDA LTD             CL A             153501101      291    14850 SH       SOLE                        0        0    14850
CONSOLIDATED EDISON INC        COM              209115104      570     9194 SH       SOLE                        0        0     9194
EXXON MOBIL CORP               COM              30231G102      274     3235 SH       SOLE                        0        0     3235
ISHARES TR                     S&P 100 IDX FD   464287101     7039   123435 SH       SOLE                        0        0   123435
ISHARES TR                     S&P 500 INDEX    464287200      943     7490 SH       SOLE                        0        0     7490
ISHARES TR                     MSCI EAFE INDEX  464287465      260     5253 SH       SOLE                        0        0     5253
ISHARES TR                     RUSSELL 1000     464287622     1104    15913 SH       SOLE                        0        0    15913
ISHARES TR                     RUSSELL 2000     464287655    11794   159917 SH       SOLE                        0        0   159917
MASTERCARD INC                 CL A             57636Q104      296      795 SH       SOLE                        0        0      795
POWERSHARES ETF TRUST          FTSE RAFI 1000   73935X583      636    11657 SH       SOLE                        0        0    11657
SPDR S&P 500 ETF TR            TR UNIT          78462F103    37380   297850 SH       SOLE                        0        0   297850
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     2249    39255 SH       SOLE                        0        0    39255
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    17390   438580 SH       SOLE                        0        0   438580
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     4028   105418 SH       SOLE                        0        0   105418